Contingent Consideration (Tables)	12 Months Ended
Dec. 31, 2023
Contingent Consideration
Schedule of contingent consideration

	December 31,
	2023	2022
Opening balance	75,880	54,399
Change for the year	(18,835)	15,942
Exchange differences	(484)	5,539
Net book value	56,561	75,880